UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                       December 31, 2005
                                             -----------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  Adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        John H. Laporte
             --------------------------------------------
Address:     c/o T. Rowe Price Associates Inc.
             --------------------------------------------
             100 East Pratt Street
             --------------------------------------------
             Baltimore, MD  21202
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Form 13F File Number:  11113
28
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
Title:     Attorney-in-fact
Phone:     (202) 778-9191

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as             Washington, D.C.               February 14, 2006
     attorney-in-fact             ------------------------       --------------------------
-----------------------------
       [Signature]                     [City, State]                       [Date]

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

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number                Name

         04580                 PNC Bank Delaware
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